Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest rate on investments held as restricted deposits	2.47%
Impairment of long-lived assets
Servenance expense	33	434	$ 251
Fair value of derivative liabilities	(71)	19
Warranties	35	35
Other payables	71	$ 19
Accounting Standards Update 2016-02 [Member] | January 1, 2019 [Member]
Right-of-use assets and lease liabilities for operating leases	$ 2,032